Provisions and contingencies	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions and contingencies	Provisions and contingencies

(in thousands of USD)	Onerous contract	Total

Balance at January 1, 2022	1,154	1,154

Provisions used during the year	(261)	(261)
Balance at December 31, 2022	892	892

Non-current	597	597
Current	295	295
Total	892	892

Balance at January 1, 2023	892	892

Provisions used during the year	(294)	(294)
Balance at December 31, 2023	598	598

Non-current	274	274
Current	324	324
Total	598	598

In 2004, Gener8 Maritime Subsidiary II Inc. entered into a non-cancellable lease for office space. This lease started on December 1, 2004 and would have expired on September 30, 2020. On July 14, 2015 this lease was extended for an additional five years until September 30, 2025. The facilities have been sub-let starting on December 1, 2018 for the remaining lease term, but changes in market conditions have meant that the rental income is lower than the rental expense. The obligation for the future payments, net of expected rental income, has been provided for.

The Group was involved in a litigation. The claim was submitted on January 15, 2021 by Unicredit Bank in London with the High Court of Justice of England and Wales. The claim related to an alleged misdelivery of 101,809 metric tons of low sulfur fuel oil that was transported by the Suezmax vessel, Sienna. The case went to Trial in London in March 2022 and judgement was handed down in April 2022. Euronav were successful in defending the claims which were dismissed with costs awarded to Euronav. Unicredit however filed an application and received permission to appeal the decision of the Commercial Court judge, Mrs Justice Moulder. The Court of Appeal hearing took place on March 28 and 29, 2023. Euronav again was successful in defending the claims which were dismissed. Unicredit filed an application but was not granted permission to take the case to the Supreme Court, which ended the file.

The Group is currently involved in a litigation. RMK Maritime (RMK) has commenced legal proceedings in the London High Court against Euronav seeking $12,993,720 in damages in relation to unpaid advisory services provided by RMK to Euronav concerning its merger with Gener8 in 2016 and 2017. RMK are trying to argue that they are entitled to additional compensation beyond the sums they agreed to accept in a written Advisory Agreement. RMK issued the legal proceedings on September 30, 2022, Euronav's defense was served on December 29, 2022 and the hearing is scheduled for May 2025. Management believes that RMK faces a heavy burden to persuade a Court that they should be entitled to additional remuneration in view of the clear terms of the written Advisory Agreement. Based on an external legal advice, management believes that it has strong arguments that the risk of an outflow is less than probable and therefore no provision is recognized.

Euronav Shipping NV entered on March 20, 2023, a storage contract with Silk Straits.SDN BHD ("Silk Straits"). Pursuant to a back-to-back agreement, Silk Straits has sublet some cargo tanks to Black Swan Petroleum DMCC ("Black Swan"). Black Swan loaded a cargo, purportedly being of Iraqi origin ("the Oil"), using MT ABYSS. Euronav received notice from United Against Nuclear Iran that the Oil was alleged from Iranian origin and therefore in breach of US sanctions. Euronav cooperated with the Department of Justice of the US ("DOJ") which resulted in the delivery of the Oil to the US. Black Swan started proceedings against Euronav in Malaysia for misdelivery of the cargo. As security, they arrested Oceania and to release the vessel, Euronav has posted a cash security ($45,711,840) with the Malaysian Court in January, 2024. The cash security equals the claimed amount from Black Swan and was required to lift the arrest of the vessel. Euronav started arbitration proceedings against Black Swan in London. Euronav has also commenced arbitration proceedings against Silk Straits. The proceedings are at an early stage and therefore management decided no provision is to be recognized for now.

Furthermore, the Group is involved in a number of disputes in connection with its day-to-day activities, both as claimant and defendant. Such disputes and the associated expenses of legal representation are covered by insurance. Moreover, they are not of a magnitude that lies outside the ordinary, and their scope is not of such a nature that they could jeopardize the Group's financial position.